Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2014
Business Acquisition [Line Items]
Schedule of Purchase Price Allocation
The following table summarizes the final fair values of assets acquired and liabilities assumed as part of the ResCap and Homeward acquisitions:

	ResCap	Homeward
Purchase Price Allocation	Final	Final
Cash	$—	$79,511
Loans held for sale	—	558,721
MSRs (1)	401,314	360,344
Advances and match funded advances (1)	1,786,409	2,266,882
Deferred tax assets	—	52,103
Premises and equipment	16,423	12,515
Debt service accounts	—	69,287
Investment in unconsolidated entities	—	5,485
Receivables and other assets	2,989	22,280
Match funded liabilities	—	(1,997,459)
Other borrowings	—	(864,969)
Other liabilities:
Liability for indemnification obligations	(49,500)	(32,498)
Liability for certain foreclosure matters	—	(13,430)
Accrued bonuses	—	(35,201)
Checks held for escheat	—	(16,453)
Other	(25,125)	(48,230)
Total identifiable net assets	2,132,510	418,888
Goodwill	211,419	345,936
Total consideration	2,343,929	764,824

(1)
As of the acquisition date, the purchase of certain MSRs from ResCap was not complete pending the receipt of certain consents and court approvals. Subsequent to the acquisition, we obtained the required consents and approvals for a portion of these MSRs and paid an additional purchase price of $174.6 million to acquire the MSRs and related advances, including $54.2 million in 2014. The purchase price allocation has been revised to include the resulting adjustments to MSRs, advances and goodwill.

Schedule of Reconciliation of Beginning and Ending Liability Balance for Termination Costs
The following table provides a reconciliation of the beginning and ending liability balances for these termination costs for the years ended December 31, 2012, 2013 and 2014:

	Employee termination benefits	Lease and other contract termination costs	Total
Liability balance as at December 31, 2011	$5,163	$5,287	$10,450
Additions charged to operations (1)	2,869	5,030	7,899
Amortization of discount	—	176	176
Payments	(8,032)	(5,602)	(13,634)
Liability balance as at December 31, 2012	—	4,891	4,891
Additions charged to operations (1)	20,683	—	20,683
Amortization of discount	—	347	347
Payments	(15,867)	(2,784)	(18,651)
Liability balance as at December 31, 2013	4,816	2,454	7,270
Additions charged to operations (1)	15,189	2,897	18,086
Amortization of discount	—	148	148
Payments	(18,337)	(3,260)	(21,597)
Liability balance as at December 31, 2014 (2)	$1,668	$2,239	$3,907

(1)
Additions charged to operations during 2012 were recorded in the Servicing segment. In 2013, $15.9 million of the charges were recorded in the Servicing segment, $0.7 million was recorded in the Lending segment and the remaining $4.1 million was recorded in Corporate Items and Other. In 2014, $14.7 million of the charges were recorded in the Servicing segment, $(0.1) million was recorded in the Lending segment and the remaining $3.5 million was recorded in Corporate Items and Other. Charges related to employee termination benefits, lease termination costs and other contract termination costs are reported in Compensation and benefits expense, Occupancy and equipment expense and Other operating expenses, respectively, in the Consolidated Statements of Operations. The liabilities are included in Other liabilities in the Consolidated Balance Sheets.

(2)	We expect the remaining liability for employee termination benefits at December 31, 2014 to be settled in early 2015.

ResCap [Member]
Business Acquisition [Line Items]
Summary of Post-Acquisition Results of Operations
The following table presents the revenues and earnings of the ResCap operations that are included in our Consolidated Statements of Operations from the acquisition date of February 15, 2013 through December 31, 2013:

Revenues	$684,935
Net income	$16,424

Summary of Pro Forma Results of Operations
The following table presents supplemental pro forma information for Ocwen for the years ended December 31, 2013 and 2012 as if the ResCap Acquisition occurred on January 1, 2012. Pro forma adjustments include:

•	conforming servicing revenues to the revenue recognition policies followed by Ocwen;

•	conforming the accounting for MSRs to the valuation and amortization policies of Ocwen;

•
adjusting interest expense to eliminate the pre-acquisition interest expense of ResCap and to recognize interest expense as if the acquisition-related debt of Ocwen had been outstanding at January 1, 2012; and

•	reporting acquisition-related charges for professional services as if they had been incurred in 2012 rather than 2013.

	2013	2012
	(Unaudited)	(Unaudited)
Revenues	$2,086,010	$1,263,692
Net income	$285,302	$87,262

Homeward [Member]
Business Acquisition [Line Items]
Summary of Post-Acquisition Results of Operations
The following table presents the revenues and earnings of the Homeward that are included in our Consolidated Statements of Operations from the acquisition date of December 27, 2012 through December 31, 2012:

Revenues	$5,881
Net income	$44

Summary of Pro Forma Results of Operations
The following table presents supplemental pro forma information for Ocwen for the year ended December 31, 2012 as if the acquisition of Homeward occurred on January 1, 2011. Pro forma adjustments include:

•	conforming servicing revenues to the revenue recognition policy followed by Ocwen;

•	conforming the accounting for MSRs to the valuation and amortization policies of Ocwen;

•	reversing depreciation recognized by Homeward and reporting depreciation based on the estimated fair values and remaining lives of the acquired premises and equipment at the date of acquisition;

•
adjusting interest expense to eliminate the pre-acquisition interest expense of Homeward and to recognize interest expense as if the acquisition-related debt of Ocwen had been outstanding at January 1, 2011; and

•	reporting acquisition-related charges for professional services related to the acquisition as if they had been incurred in 2011 rather than 2012.

(Unaudited)
Revenues	$1,362,927
Net income	$254,051